CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 29,938	$ 230,969	$ 748,948	$ 1,374,420
Cost of Revenues	30,999	382,853	832,205	1,453,005
Gross Loss	(1,061)	(151,884)	(83,257)	(78,585)
Operating Expenses:
Research and development	369,184	153,037	1,519,631	607,148
Selling, general, and administrative	757,927	796,474	1,954,962	1,354,069
Total Operating Expenses	1,127,111	949,511	3,474,593	1,961,217
Loss From Operations	(1,128,172)	(1,101,395)	(3,557,850)	(2,039,802)
Other Income:
Forgiveness of PPP loan and other income	2,013	210,680	432,357	0
Interest expense	(3,816)	(4,396)	(16,260)	(3,306)
Net Loss	$ (1,129,975)	$ (895,111)	$ (3,141,753)	$ (2,043,108)
Net (Loss) Income Per Share:
Basic	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.18)
Diluted	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.18)
Weighted Average Number of Common Shares Outstanding:
Basic	12,726,911	11,354,130	12,419,399	11,229,966
Diluted	12,726,911	11,354,130	12,419,399	11,229,966